ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE MID-CAP GROWTH FUND
Unaudited	September 30, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 96.1%
CONSUMER DISCRETIONARY 15.6%
Auto Components 0.4%
Gentex	5,000,000	71,050
		71,050
Diversified Consumer Services 0.5%
Laureate (1)	1,500,000	71,790
		71,790
Hotels, Restaurants & Leisure 2.9%
International Game Technology	4,250,000	176,375
PF Chang's China Bistro (1)	1,250,000	43,388
The Cheesecake Factory (1)	2,700,000	73,413
Tim Hortons (2)	2,500,000	65,750
Wynn Resorts (1)	1,400,000	95,214
		454,140
Household Durables 1.6%
Garmin	2,000,000	97,560
Harman International	1,750,000	146,020
		243,580
Internet & Catalog Retail 1.0%
Amazon.com (1)	5,000,000	160,600
		160,600
Media 4.5%
Catalina Marketing (3)	3,500,000	96,250
Citadel Broadcasting	4,100,000	38,540
Clear Channel Outdoor, Class A (1)	1,500,000	30,600
Discovery Holding, Class A (1)	5,500,000	79,530
Dreamworks Animation, Class A (1)	1,400,000	34,874
EchoStar Communications, Class A (1)	1,500,000	49,110
Getty Images (1)	2,000,000	99,360
Lamar Advertising (1)	3,750,000	200,287
XM Satellite Radio Holdings, Class A (1)	6,000,000	77,340
		705,891
Specialty Retail 4.7%
Advance Auto Parts	2,500,000	82,350
Bed Bath & Beyond (1)	3,000,000	114,780
Best Buy	2,000,000	107,120
CarMax (1)	2,200,000	91,762
O'Reilly Automotive (1)	3,500,000	116,235
PETsMART	5,500,000	152,625
Williams-Sonoma	2,000,000	64,780
		729,652
Total Consumer Discretionary		2,436,703
CONSUMER STAPLES 1.2%
Beverages 0.4%
Cott (1)(3)	4,000,000	68,680
		68,680
Food & Staples Retailing 0.8%
Shoppers Drug Mart (CAD)	1,750,000	71,651
Whole Foods Market	750,000	44,572
		116,223
Total Consumer Staples		184,903
ENERGY 8.7%
Energy Equipment & Services 4.0%
BJ Services	6,500,000	195,845
Cameron International (1)	2,000,000	96,620
FMC Technologies (1)	2,850,000	153,045
Smith International	4,600,000	178,480
		623,990
Oil, Gas & Consumable Fuels 4.7%
Compton Petroleum (1)	2,000,000	19,960
CONSOL Energy	4,750,000	150,718
EOG Resources	3,125,000	203,281
Foundation Coal Holdings	1,500,000	48,555
Murphy Oil	2,250,000	106,988
Verasun Energy (1)	1,300,000	20,865
XTO Energy	4,250,000	179,052
		729,419
Total Energy		1,353,409
FINANCIALS 6.4%
Capital Markets 4.0%
E*TRADE Financial (1)	4,500,000	107,640
Eaton Vance	4,000,000	115,440
Investors Financial Services	1,850,000	79,698
Legg Mason	1,000,000	100,860
Nuveen Investments	1,900,000	97,337
TD Ameritrade Holding	7,000,000	131,950
		632,925
Commercial Banks 0.2%
SVB Financial Group (1)	600,000	26,784
		26,784
Insurance 2.2%
Assurant	3,000,000	160,230
Axis Capital Holdings	3,400,000	117,946
Principal Financial Group	1,250,000	67,850
		346,026

Total Financials		1,005,735
HEALTH CARE 17.4%

Biotechnology 5.7%
Alkermes (1)	3,500,000	55,475
Amylin Pharmaceuticals (1)	1,000,000	44,070
Cephalon (1)(3)	3,250,000	200,687
Gilead Sciences (1)	1,000,000	68,700
Human Genome Sciences (1)	3,500,000	40,390
MedImmune (1)	6,050,000	176,721
Myogen (1)	1,500,000	52,620
Neurocrine Biosciences (1)	1,200,000	12,900
OSI Pharmaceuticals (1)	1,500,000	56,295
PDL Biopharma (1)	2,250,000	43,200
Theravance (1)	1,500,000	40,560
Vertex Pharmaceuticals (1)	2,600,000	87,490
		879,108
Health Care Equipment & Supplies 2.2%
C R Bard	650,000	48,750
Edwards Lifesciences (1)(3)	3,150,000	146,758
Gen-Probe (1)	1,350,000	63,302
St. Jude Medical (1)	2,500,000	88,225
		347,035
Health Care Providers & Services 5.8%
Community Health System (1)	2,500,000	93,375
Coventry Health Care (1)	1,000,000	51,520
DaVita (1)	1,000,000	57,870
Health Management	5,000,000	104,500
Humana (1)	1,285,300	84,945
Laboratory Corporation of America (1)	750,000	49,178
Manor Care (3)	4,000,000	209,120
Omnicare	2,750,000	118,497
Patterson Companies (1)	2,750,000	92,428
Triad Hospitals (1)	1,000,000	44,030
		905,463
Life Sciences Tools & Services 0.8%
Qiagen NV (1)	1,500,000	23,760
Thermo Electron (1)	2,500,000	98,325
		122,085
Pharmaceuticals 2.9%
Barr Pharmaceuticals (1)	3,000,000	155,820
Elan ADR (1)	8,000,000	123,040
Sepracor (1)	1,850,000	89,614
Valeant Pharmaceuticals	4,500,000	89,010
		457,484
Total Health Care		2,711,175
INDUSTRIALS & BUSINESS SERVICES 13.9%
Aerospace & Defense 2.7%
Alliant Techsystems (1)	1,450,000	117,537
Goodrich	2,399,800	97,240
Rockwell Collins	3,900,000	213,876
		428,653
Air Freight & Logistics 0.7%
UTi Worldwide	4,000,000	111,880
		111,880
Airlines 1.1%
Southwest Airlines	10,000,000	166,600
		166,600
Building Products 0.7%
American Standard	2,500,000	104,925
		104,925
Commercial Services & Supplies 2.6%
ChoicePoint (1)	3,000,000	107,400
Manpower	3,000,000	183,810
Resources Global Professionals (1)	900,000	24,111
Robert Half International	1,900,000	64,543
Viad	900,000	31,869
		411,733
Electrical Equipment 1.1%
AMETEK (3)	4,000,000	174,200
		174,200
Industrial Conglomerates 1.6%
Roper Industries (3)	5,400,000	241,596
		241,596
Machinery 2.2%
Danaher	1,300,000	89,271
ITT	2,000,000	102,540
Oshkosh Truck	2,950,000	148,886
		340,697
Trading Companies & Distributors 1.2%
Fastenal	2,500,000	96,425
MSC Industrial Direct	515,500	21,001
United Rentals (1)	3,250,000	75,563
		192,989
Total Industrials & Business Services		2,173,273
INFORMATION TECHNOLOGY 25.9%
Communications Equipment 2.5%
ADTRAN	2,000,000	47,680
Comverse Technology (1)	2,000,000	42,880
Harris	3,550,000	157,940
Juniper Networks (1)	8,000,000	138,240
		386,740
Computers & Peripherals 0.6%
Avid Technology (1)(3)	2,400,000	87,408
		87,408
Electronic Equipment & Instruments 4.0%
Cogent (1)	3,500,000	48,055
Dolby Laboratories, Class A (1)	2,300,000	45,655
Flextronics (1)	9,000,000	113,760
FLIR Systems (1)(3)	3,750,000	101,850
Jabil Circuit	4,500,000	128,565
Sunpower (1)(3)	1,250,000	34,675
Symbol Technologies	10,000,000	148,600
		621,160
Internet Software & Services 2.8%
aQuantive (1)	3,600,000	85,032
CNET Networks (1)(3)	8,750,000	83,825
Monster Worldwide (1)	3,350,000	121,236
VeriSign (1)	7,500,000	151,500
		441,593
IT Services 5.3%
CACI International, Class A (1)(3)	1,800,000	99,018
Checkfree (1)	2,900,000	119,828
DST Systems (1)	3,000,000	185,010
Fidelity National Information	3,000,000	111,000
Global Payments	1,750,000	77,018
Iron Mountain (1)	3,646,300	156,572
Moneygram International	3,000,000	87,180
		835,626
Semiconductor & Semiconductor Equipment 6.4%
Altera (1)	6,750,000	124,065
Fairchild Semiconductor, Class A (1)	2,000,000	37,400
Intersil Holding, Class A	5,300,000	130,115
Marvell Technology Group (1)	7,250,000	140,432
Microchip Technology	3,000,000	97,260
National Semiconductor	4,000,000	94,120
PMC-Sierra (1)(3)	10,500,000	62,370
Semtech (1)	2,000,000	25,520
Spansion, Class A (1)	2,900,000	48,343
Teradyne (1)	8,000,000	105,280
Xilinx	6,000,000	131,700
		996,605
Software 4.3%
Adobe Systems (1)	2,500,000	93,625
Amdocs (1)	3,500,000	138,600
Intuit (1)	2,250,000	72,203
Jack Henry & Associates	3,500,000	76,195
McAfee (1)	2,500,000	61,150
NAVTEQ (1)	3,575,000	93,343
Red Hat (1)	5,200,000	109,616
Salesforce.com (1)	1,000,000	35,880
		680,612

Total Information Technology		4,049,744

MATERIALS 0.7%

Metals & Mining 0.7%
Newmont Mining	1,000,000	42,750
Teck Cominco, Class B (CAD)	1,000,000	62,769
Total Materials		105,519

TELECOMMUNICATION SERVICES 6.1%

Diversified Telecommunication Services 1.5%
Telus (CAD)	2,600,000	146,646
Time Warner Telecom, Class A (1)	4,500,000	85,545
		232,191
Wireless Telecommunication Services 4.6%
American Tower Systems, Class A (1)	5,000,000	182,500
Crown Castle International (1)	6,500,000	229,060
Leap Wireless International (1)	2,000,000	96,980
Rogers Communications, Class B	3,250,000	178,328
SBA Communications (1)	1,500,000	36,495
		723,363
Total Telecommunication Services		955,554
Total Miscellaneous Common Stocks 0.2% (1)(4)		35,955
Total Common Stocks (Cost $11,030,761)		15,011,970
SHORT-TERM INVESTMENTS 3.8%
Money Market Funds 3.8%
T. Rowe Price Government Reserve Investment Fund
5.17% (3)(5)	588,590,255	588,590
Total Short-Term Investments (Cost $588,590)		588,590
SECURITIES LENDING COLLATERAL 0.4%
Money Market Trust 0.4%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.251% (5)	67,500,000	67,500
Total Securities Lending Collateral (Cost $67,500)		67,500

Total Investments in Securities
100.3% of Net Assets (Cost $11,686,851)		$15,668,060

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2006 - see Note 2
(3)	Affiliated company
(4)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5)	Seven-day yield
ADR	American Depository Receipts
CAD	Canadian Dollar

(3) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment		Value
Affiliate	Cost	Cost	Income‡		9/30/06	12/31/05
ADTRAN	$-	$-	$-	$	*	$59,480
Alliant Techsystems	-	-	-		*	114,255
AMETEK	31,235	113	720		174,200	**
Avid Technology	70,424	61	-		87,408	-
CACI International	-	-	-		99,018	103,284
Catalina Marketing	24,289	-	1,050		96,250	62,107
Cephalon	31,561	32	-		200,687	**
Certegy	-	-	-		-	121,680
Citadel
Broadcasting	13,540	68,975	2,178		38,540	87,360
CNET Networks	39,210	10,957	-		83,825	**
Cott	-	-	-		68,680	58,800
Dolby
Laboratories	-	-	-		*	40,068
Edwards
Lifesciences	50,101	51	-		146,758	**
Fairmont Hotels	6,486	129,767	-		-	201,447
FLIR Systems	6,816	38	-		101,850	78,155
Manor Care	90	846	1,920		209,120	159,080
Moneygram
International	-	27,633	516		87,180	112,144
PMC-Sierra	41,928	-	-		62,370	**
Roper Industries	98	36	952		241,596	213,354
Sunpower	36,893	-	-		34,675	-
Viad	-	9,372	150		31,869	36,663
Waddell & Reed
Financial	-	-	-		-	52,425
T. Rowe Price
Government Reserve
Investment Fund	¤	¤	25,191		588,590	447,557
Totals			$32,677		$2,352,616	$ 1,947,859

‡	Includes dividend income of $32,677 and no interest income.
*	The issuer was not considered an affiliated company at September 30, 2006.
**	The issuer was not considered an affiliated company at December 31, 2005.
¤	Purchase and sale information not shown for cash management funds.

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Mid-Cap Growth Fund
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2006, the value of loaned securities was $65,750,000; aggregate collateral consisted of $67,500,000 in the money market pooled trust.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $11,686,851,000. Net unrealized gain aggregated $3,981,204,000 at period-end, of which $4,464,513,000 related to appreciated investments and $483,309,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Growth Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 17, 2006